UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21142
Eaton Vance Insured Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	June 30, 2006

Item 1. Schedule of Investments

Eaton Vance Insured Municipal Bond Fund                                                                                      as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.9%

Principal Amount (000’s omitted)	Security	Value
Electric Utilities — 2.1%
$10,015	Long Island Power Authority, NY, Electric System Revenue, 4.50%, 12/1/24	$9,632,227
10,300	Sabine River Authority, TX, (TXU Energy Co. LLC), Variable Rate, 5.20%, 5/1/28	10,451,410
		$20,083,637
General Obligations — 8.1%
28,400	California, 4.75%, 9/1/35	27,419,916
12,500	California, 5.25%, 4/1/30	12,845,250
3,750	California, 5.25%, 4/1/34	3,870,862
13,250	California, 5.50%, 11/1/33	14,083,690
19,500	New York City, NY, 5.25%, 1/15/33	20,092,020
		$78,311,738
Hospital — 10.4%
8,000	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	7,980,960
10,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	10,011,200
7,650	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	7,574,800
17,900	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	18,263,370
1,225	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	1,213,791
2,610	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	2,553,076
2,500	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	2,537,075
6,200	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	6,462,446
2,600	Cuyahoga County, OH, (Cleveland Clinic Health System), 5.50%, 1/1/29	2,718,950
1,995	Erie County, OH, Hospital Facilities, (Firelands Regional Medical Center), 5.00%, 8/15/36	1,997,234
6,080	Erie County, OH, Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	6,185,731
3,900	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	3,995,862
5,525	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	5,685,833
5,880	Indiana HEFA, (Clarian Health Partners), 4.75%, 2/15/34	5,647,211

$2,625	Indiana HEFA, (Clarian Health Partners), 5.00%, 2/15/36	$2,594,839
8,500	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	8,692,695
3,500	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	3,563,175
2,500	South Miami, FL, Health Facility Authority, (Baptist Health), 5.25%, 11/15/33	2,547,925
		$100,226,173
Insured-Education — 1.0%
10,390	Pennsylvania HEFA, (Temple University), (MBIA), 4.50%, 4/1/36	9,827,485
		$9,827,485
Insured-Electric Utilities — 15.2%
13,000	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	13,528,580
21,355	Chelan County, WA, Public Utility District No. 1, (Columbia River), (MBIA), 0.00%, 6/1/27	7,468,057
18,865	Lincoln NE, Electric System, (FSA), 4.75%, 9/1/35	18,412,617
2,625	Municipal Energy Agency, NE, (Power Supply System), (FSA), 5.00%, 4/1/36	2,667,656
18,240	Nebraska, NE, Public Power District, (FGIC), 4.75%, 1/1/35	17,973,696
22,150	Omaha Public, NE, Power District, (FGIC), 4.25%, 2/1/35	19,994,583
60,755	South Carolina Public Service Authority, (FSA), 5.125%, 1/1/37	61,840,692
10,650	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/22	5,066,524
		$146,952,405
Insured-Escrowed/Prerefunded — 1.7%
15,600	California Infrastructure and Economic Development, (Bay Area Toll Bridges), Prerefunded to 1/1/28, (AMBAC), 5.00%, 7/1/33	16,656,432
		$16,656,432
Insured-General Obligations — 23.6%
3,975	Alvin, TX, Independent School District, (MBIA), 3.25%, 2/15/27	3,105,469
60,000	California, (XLCA), 5.00%, 10/1/28	61,042,200
15,530	Chicago, IL, Board of Education, (Chicago School Reform), (FGIC), 0.00%, 12/1/30	4,561,938
41,300	Chicago, IL, Board of Education, (Chicago School Reform), (FGIC), 0.00%, 12/1/21	19,519,206
10,000	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/31	2,807,700
10,500	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/29	3,250,485
4,920	Clarkston, MI, Community Schools, (MBIA), 4.00%, 5/1/26	4,399,415
3,875	Clarkston, MI, Community Schools, (MBIA), 4.00%, 5/1/29	3,412,751
11,190	Frisco, TX, Independent School District, (MBIA), 4.00%, 7/15/36	9,390,760

$13,180	Georgia, (MBIA), 2.00%, 9/1/24	$8,712,903
20,425	Kane, Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/21	10,078,921
50,650	Kane, Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	23,697,616
13,000	Philadelphia, PA, School District, (FGIC), 5.25%, 6/1/34	13,489,450
8,465	Phoenix, AZ, (AMBAC), 3.00%, 7/1/28	6,375,245
2,550	Pima County, AZ, (FSA), 3.50%, 7/1/19	2,271,999
20,750	Schaumburg, IL, (FGIC), 5.00%, 12/1/38	20,983,645
21,300	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 6/1/25	8,352,156
21,125	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 6/1/26	7,837,798
21,070	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 6/1/27	7,407,580
21,510	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 6/1/28	7,178,317
		$227,875,554
Insured-Hospital — 2.6%
10,870	Connecticut Health and Educational Facilities Authority, (Danbury Hospital), (AMBAC), 4.25%, 7/1/36	9,803,327
16,260	Washington Health Care Facilities Authority, (Providence Health Care Services), (FGIC), 4.50%, 10/1/35	15,122,450
		$24,925,777
Insured-Lease Revenue / Certificates of Participation — 5.7%
12,010	Anaheim, CA, Public Financing Authority Lease Revenue, (FSA), 5.00%, 3/1/37	12,102,957
42,795	San Jose, CA, Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/37	43,357,326
		$55,460,283
Insured-Other Revenue — 6.1%
28,675	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	28,817,228
30,000	Golden State Tobacco Securitization Corp., CA, (FGIC), 5.00%, 6/1/38	30,310,800
		$59,128,028
Insured-Private Education — 1.1%
10,000	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	10,321,900
		$10,321,900
Insured-Public Education — 2.5%
7,040	New Jersey Educational Facilities Authority, (Kean University), (MBIA), 4.50%, 7/1/37	6,641,536
6,555	University of California, (MBIA), 4.75%, 5/15/37	6,470,965
13,410	University of Vermont and State Agricultural College, (MBIA), 4.00%, 10/1/35	11,515,972
		$24,628,473

Insured-Sewer Revenue — 5.2%
$13,670	Chicago, IL, Wastewater Transmission, (MBIA), 0.00%, 1/1/23	$6,080,279
11,075	King County, WA, Sewer Revenue, (FGIC), 4.50%, 1/1/31	10,484,813
19,000	King County, WA, Sewer Revenue, (FGIC), 5.00%, 1/1/31	19,204,630
14,810	Portland, OR, Sewer System, (MBIA), 4.50%, 6/15/31	14,198,643
		$49,968,365
Insured-Special Tax Revenue — 9.0%
10,000	Grand Forks, ND, Sales Tax Revenue, (Alerus Project), (MBIA), 4.50%, 12/15/29	9,614,300
18,980	Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	7,751,242
20,450	Massachusetts Bay Transportation Authority, Revenue Assessment, (MBIA), 4.00%, 7/1/33	17,565,119
10,000	Metropolitan Transportation Authority, NY, Dedicated Tax Fund, (MBIA), 5.00%, 11/15/30	10,182,400
17,200	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	16,695,352
20,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	20,225,800
5,965	Phoenix, AZ, Civic Improvement Corp., (Civic Plaza Expansion Project), (FGIC), 4.25%, 7/1/30	5,433,041
		$87,467,254
Insured-Transportation — 38.7%
6,000	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	6,006,180
10,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/24	4,076,700
17,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/25	6,584,100
10,200	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/21	4,879,680
20,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/24	8,139,000
4,165	Florida Department of Transportation, (Turnpike Revenue), (FSA), 4.50%, 7/1/34	3,961,332
34,915	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	35,104,239
20,000	Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 5.375%, 1/1/40	20,554,800
10,070	Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23	4,424,557
3,100	Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28	1,046,405
16,200	New York Thruway Authority, (FSA), 4.75%, 1/1/30	16,143,138
13,700	Newark, NJ, Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/37	13,935,640
6,500	North Texas Tollway Authority, (FSA), 4.50%, 1/1/38	6,011,330
24,665	Northwest Parkway Public Highway Authority, CO, (FSA), 5.25%, 6/15/41	25,417,283
3,170	Pima County, AZ, (MBIA), 3.50%, 7/1/19	2,824,407

$15,795	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	$16,868,112
75,000	San Joaquin Hills, CA, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/31	22,002,000
45,020	San Joaquin Hills, CA, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/26	17,052,676
119,000	San Joaquin Hills, CA, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/34	29,728,580
87,045	San Joaquin Hills, CA, Transportation Corridor Agency, (Toll Road Bonds), (MBIA), 0.00%, 1/15/25	34,838,891
10,410	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	8,948,332
40,165	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	20,271,276
64,900	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42	65,219,308
		$374,037,966
Insured-Utilities — 1.6%
5,000	Illinois Development Finance Authority, (Peoples Gas, Light and Coke), (AMBAC), 5.00%, 2/1/33	5,045,850
10,000	West Palm Beach, FL, Utility System, (FGIC), 5.00%, 10/1/34	10,200,500
		$15,246,350
Insured-Water and Sewer — 8.5%
25,885	Atlanta, GA, Water and Wastewater, (MBIA), 5.00%, 11/1/39 (1)	26,124,436
20,935	Birmingham, AL, Waterworks and Sewer Board, (MBIA), 5.00%, 1/1/37	21,242,326
6,665	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 4.50%, 6/15/29	6,437,990
8,500	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (MBIA), 5.125%, 6/15/34	8,685,640
10,885	New York, NY, City Municipal Water Finance Authority, Water and Sewer, (AMBAC), 4.50%, 6/15/36	10,393,651
9,500	Palm Coast, FL, Utility System, (MBIA), 5.00%, 10/1/33	9,652,285
		$82,536,328
Insured-Water Revenue — 12.5%
8,930	Albany, OR, Water, (FGIC), 5.00%, 8/1/33	9,097,616
3,250	Baltimore, MD, (Water Projects), (FGIC), 5.125%, 7/1/42	3,304,535
61,585	Los Angeles, CA, Department of Water and Power, Water Revenue, (FGIC), 5.00%, 7/1/43	62,291,380
41,195	Massachusetts Water Resource Authority, (AMBAC), 4.00%, 8/1/40	34,221,922
5,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/33	5,092,450
6,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/36	6,110,940
700	Metropolitan Water District, CA, (MBIA), 5.00%, 7/1/37	706,370
		$120,825,213

Other Revenue — 3.9%
$38,175	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	$38,075,745
		$38,075,745
Private Education — 0.3%
3,350	Maryland Health and Higher Educational Facilities Authority, (Loyola University), 5.125%, 10/1/45	3,374,288
		$3,374,288
Special Tax Revenue — 2.6%
10,000	Massachusetts Bay Transportation Authority, 5.25%, 7/1/29	10,909,200
4,600	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	4,759,252
1,750	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/31	1,804,040
2,405	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	2,534,437
5,110	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/34	5,350,783
		$25,357,712
Water and Sewer — 1.5%
14,425	New York, NY, City Municipal Water Finance Authority, Water and Sewer, 4.75%, 6/15/33	14,219,588
		$14,219,588
Total Tax-Exempt Investments — 163.9% (identified cost $1,560,403,689)		$1,585,506,694
Other Assets, Less Liabilities — (2.7)%		$(25,802,450)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (61.2)%		$(592,595,437)
Net Assets Applicable to Common Shares — 100.0%		$967,108,807

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2006, 82.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 24.5% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
09/06	2,570 U.S. Treasury Bond	Short	$(273,814,547)	$(274,106,563)	$(292,016)

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,559,267,909
Gross unrealized appreciation	$40,456,261
Gross unrealized depreciation	(14,217,476)
Net unrealized appreciation	$26,238,785

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Municipal Bond Fund

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	August 24, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	August 24, 2006